Estimated Capital Allowances (Detail) (Total Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Income Taxes [Line Items]
Estimated assessed tax losses	$ 525.3	$ 928.5	$ 958.2
Gold Fields Operations
Income Taxes [Line Items]
Estimated assessed tax losses	484.4	653.2	600.4
GFI Joint Venture Holdings
Income Taxes [Line Items]
Estimated assessed tax losses	12.6	67.5	81.5
Gold Fields Australia (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses		177.6	251.9
Gold Fields Group (excluding South Deep)
Income Taxes [Line Items]
Estimated assessed tax losses	10.0	2.0
Golden Oils (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses	1.2	1.4	1.0
Agrihold (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses	1.9	2.3	2.1
Golden Hytec Farming (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses	1.1	1.4	1.2
Living Gold (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses	$ 14.1	$ 23.1	$ 20.1